SCHEDULE OF ACTIVITY RELATED TO DERIVATIVE LIABILITIES (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Balance	$ 17,500
Change in fair value of warrants/conversion option - derivative liabilities	(17,500)	(41,670)
Balance		17,500
Issuances of warrants/conversion option - derivative liabilities		219,172
Extinguishment of conversion option derivative liabilities due to debt extinguishment		$ (160,002)